Related parties - Summary of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Related Party [Abstract]
Salaries, wages and benefits	€ 610	€ 687
Share-based payments	743	859
Supervisory Board’s fees	245	35
Total compensation to related parties	€ 1,598	€ 1,581